Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 120,939	$ 84,624
Accounts receivable, net of allowance for doubtful accounts	6,663	3,825
Inventories	2,204	1,418
Prepaid expenses	403	355
Government assistance	2,149	2,247
Other current assets	501	593
Total current assets	132,859	93,062
Noncurrent assets
Deferred tax credits	748	190
Property, plant and equipment, net of accumulated depreciation	3,504	3,201
Intangible assets, net of accumulated amortization	300
Operating lease right-of-use assets	902	1,031
Investments in unconsolidated affiliates	3,487
Available-for-sale debt securities, noncurrent	127
Other noncurrent assets	93	82
Total noncurrent assets	9,161	4,504
TOTAL ASSETS	142,020	97,566
Current Liabilities
Accounts payable	13,951	10,073
Notes payable	1,907	4,828
Deferred revenue, current	15	5
Current portion of obligations under operating lease liabilities	375	327
Income tax payable		1
Other current liabilities	1,748	283
Total current liabilities	17,996	15,517
Noncurrent liabilities
Indebtedness to related parties, noncurrent	3,531	3,105
Operating lease liabilities, noncurrent	558	616
Employee benefit plan obligation	1,806	464
Total noncurrent liabilities	5,895	4,185
TOTAL LIABILITIES	23,891	19,702
SHAREHOLDERS' EQUITY
Common stock	1,237	1,000
Share subscription in progress	1
Additional paid-in capital	177,863	117,944
Accumulated other comprehensive income / (loss)	866	758
Accumulated deficit	(61,913)	(41,913)
Total shareholders' equity	118,129	77,864
TOTAL LIABILITIES AND EQUITY	142,020	97,566
F Shares
SHAREHOLDERS' EQUITY
Common stock	$ 75	$ 75